Loans Payable (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Total	$ 364,875	$ 431,000		$ 481,000
Less Short-Term Portion		(481,000)		(481,000)
Long Term Loans Payable
Loan 1 [Member]
Debt Instrument [Line Items]
Rate	1.00%
Total	$ 27,000	27,000	[1]	27,000
Loan 2 [Member]
Debt Instrument [Line Items]
Rate	1.00%
Total	$ 3,000	3,000	[1]	3,000
Loan 4 [Member]
Debt Instrument [Line Items]
Rate	8.00%
Total	$ 35,000	111,000	[1]	190,000
Loan 5 [Member]
Debt Instrument [Line Items]
Rate	8.00%
Total	$ 164,400	190,000		100,000
Loan 6 [Member]
Debt Instrument [Line Items]
Rate	5.00%
Total		100,000		50,000
Loan 7 [Member]
Debt Instrument [Line Items]
Rate	5.00%
Total	$ 135,475		[1]
Loan 3 [Member]
Debt Instrument [Line Items]
Total				$ 111,000

[1]	These notes are currently past due.